Computation of Basic and Diluted Net Income (loss) Per Share (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ 73,615	$ 88,574	$ (407,266)	$ (6,916)	$ (4,755)	$ (35,349)	$ (84,328)	$ (25,067)	$ (251,993)	$ (149,498)	$ (435,265)
Net (income) loss attributable to noncontrolling interest									(3,687)	(1,639)	1,106
Net loss attributable to Intelsat S.A.	72,631	87,798	(408,305)	(7,804)	(5,750)	(35,430)	(84,710)	(25,248)	(255,680)	(151,137)	(434,159)
Less: Preferred Shares dividends declared									(10,196)
Net loss attributable to common shareholders									$ (265,876)	$ (151,137)	$ (434,159)
Denominator:
Basic weighted average shares outstanding (in millions)									98.5	83.0	83.0
Basic and diluted net loss per common share attributable to Intelsat S.A.									$ (2.70)	$ (1.82)	$ (5.23)